Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 4,324,068	Taxes	MEXICO	snj:MX-MIC	Internal Revenue Service (Secretaria de Hacienda) [Member]	Aquila, Internal Revenue Service (Secretaría de Hacienda) [Member]	Iron Ore [Member]	Open Pit
#: 2
	3,774,688	Taxes	MEXICO	snj:MX-MIC	Ministry of Economy (Secretaría de Economía) [Member]	Aquila, Ministry of Economy (Secretaría de Economía) [Member]	Iron Ore [Member]	Open Pit
#: 3
	20,650	Fees	MEXICO	snj:MX-MIC	Ministry of Economy (Secretaría de Economía) [Member]	Aquila, Ministry of Economy (Secretaría de Economía) [Member]	Iron Ore [Member]	Open Pit
#: 4
	1,881,978	Taxes	MEXICO	snj:MX-JAL	Internal Revenue Service (Secretaria de Hacienda) [Member]	Palomas, Internal Revenue Service (Secretaría de Hacienda) [Member]	Iron Ore [Member]	Open Pit
#: 5
	1,642,869	Taxes	MEXICO	snj:MX-JAL	Ministry of Economy (Secretaría de Economía) [Member]	Palomas, Ministry of Economy (Secretaría de Economía) [Member]	Iron Ore [Member]	Open Pit
#: 6
	67,450	Fees	MEXICO	snj:MX-JAL	Ministry of Economy (Secretaría de Economía) [Member]	Palomas, Ministry of Economy (Secretaría de Economía) [Member]	Iron Ore [Member]	Open Pit
#: 7
	5,407,303	Fees	MEXICO		Ministry of Economy (Secretaría de Economía) [Member]	Other concessions without extraction at the moment, Ministry of Economy (Secretaría de Economía) [Member]
#: 8
	10,036,942	Taxes	MEXICO	snj:MX-COL	Internal Revenue Service (Secretaria de Hacienda) [Member]	Peña Colorada, Internal Revenue Service (Secretaría de Hacienda) [Member]	Iron Ore [Member]	Open Pit
#: 9
	5,998,343	Taxes	MEXICO	snj:MX-COL	Ministry of Economy (Secretaría de Economía) [Member]	Peña Colorada, Ministry of Economy (Secretaría de Economía) [Member]	Iron Ore [Member]	Open Pit
#: 10
	15,871	Fees	MEXICO	snj:MX-COL	Ministry of Economy (Secretaría de Economía) [Member]	Peña Colorada, Ministry of Economy (Secretaría de Economía) [Member]	Iron Ore [Member]	Open Pit
#: 11
	447,948	Fees	MEXICO		Ministry of Economy (Secretaría de Economía) [Member]	Other concessions without extraction at the moment, Ministry of Economy (Secretaría de Economía) [Member]
#: 12
	12,817,073	Taxes	BRAZIL	snj:BR-MG	Internal Revenue Service (Receita Federal do Brasil) [Member]	Mina Central, Internal Revenue Service (Receita Federal do Brasil) [Member]	Iron Ore [Member]	Open Pit
#: 13
	11,128,823	Royalties	BRAZIL	snj:BR-MG	National Mining Agency (Agência Nacional de Mineração) [Member]	Mina Central, National Mining Agency (Agência Nacional de Mineração) [Member]	Iron Ore [Member]	Open Pit
#: 14
	2,357,348	Taxes	BRAZIL	snj:BR-MG	State Finance Secretary (Secretaria de Estado de Fazenda de Minas Gerais) [Member]	Mina Central, State Finance Secretary (Secretaria de Estado de Fazenda de Minas Gerais) [Member]	Iron Ore [Member]	Open Pit
#: 15
	4,389,313	Taxes	BRAZIL	snj:BR-MG	Internal Revenue Service (Receita Federal do Brasil) [Member]	Mina Oeste, Internal Revenue Service (Receita Federal do Brasil) [Member]	Iron Ore [Member]	Open Pit
#: 16
	3,811,157	Royalties	BRAZIL	snj:BR-MG	National Mining Agency (Agência Nacional de Mineração) [Member]	Mina Oeste, National Mining Agency (Agência Nacional de Mineração) [Member]	Iron Ore [Member]	Open Pit
#: 17
	$ 807,293	Taxes	BRAZIL	snj:BR-MG	State Finance Secretary (Secretaria de Estado de Fazenda de Minas Gerais) [Member]	Mina Oeste, State Finance Secretary (Secretaria de Estado de Fazenda de Minas Gerais) [Member]	Iron Ore [Member]	Open Pit